Share Based Compensation - Additional Information (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense		¥ 166,741	¥ 134,402	¥ 174,236
Share options granted		3,150,586
Weighted average grant date fair value per share, Granted		¥ 13.79	¥ 25.45	¥ 22.46
Aggregate intrinsic value, Exercised		¥ 92,074	¥ 101,351	¥ 135,949
Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense		¥ 35,794	1,111	¥ 4,295
Number of shares, granted		3,363,334
Unrecognized compensation expense		¥ 3,987
Number of shares vested		2,520,001
Intrinsic value, vested		¥ 30,063	¥ 618
Intrinsic value, outstanding		¥ 10,625
Weighted average grant date fair value, Granted		¥ 11.65		¥ 22.98
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense		¥ 130,947
Total unrecognized compensation expenses related to options for the future period		¥ 19,969
Unrecognized compensation expenses, weighted average recognition period		1 year 3 days
2016 Plan | Ordinary Shares | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares for issuance	21,920,964
2021 Plan | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted		3,363,334		172,333
Number of shares granted percentage		25.00%
Number of shares vested		3,333,334		133,333
2021 Plan | First and Second Anniversary | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares vested				9,000
2021 Plan | First, Second and Third Anniversary | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares vested				30,000
2021 Plan | First, Second and Third Anniversary | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares vested		30,000
2021 Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares for issuance					12,150,080
2021 Plan | Ordinary Shares | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares for issuance						6,021,619
2016 Plan and 2021 Plan | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years
Share options granted		3,150,586
2016 Plan and 2021 Plan | Employee Stock Option | Service Condition
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted			836,164	3,559,433